Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease related assets and liabilities
	June 30, 2022	December 31, 2021
	(Unaudited)

Right of use assets	$103,801	$37,313

Operating lease liabilities, current portion	$58,269	$65,498
Operating lease liabilities, noncurrent portion	61,172	-
Total operating lease liabilities	$119,441	$65,498

	December 31, 2021	December 31, 2020
Right of use assets	$37,313	$346,017

Operating lease liabilities, current portion	$65,498	$191,643
Operating lease liabilities, noncurrent portion	-	102,767
Total operating lease liabilities	$65,498	$294,410

Schedule of maturities of lease liabilities
Twelve months ended June 30, 2023	$62,562
Twelve months ended June 30, 2024	62,562
Total lease payments	125,124
Less: imputed interest	5,683
Present value of lease liabilities	$119,441

Twelve months ended December 31, 2022	$65,758
Total lease payments	65,758
Less: imputed interest	(260)
Present value of lease liabilities	$65,498